================================================================================

                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 09/30/2012

Check here if Amendment [_]; Amendment Number ______________

   This Amendment (Check only one.):   [_] is a restatement
                                       [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      DT Investment Partners, LLC

Address:   Brandywine Five, Suite 103
           1 Dickinson Drive
           Chadds Ford, PA 19317

Form 13F File Number: 028-14628

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Daniel N. Mullen
Title:   Chief Compliance Officer
Phone:   484-778-4425

Signature, Place and Date of Signing:

Daniel N. Mullen,    Chadds Ford, PA,    October 25, 2012

Report Type (Check only one.):

[X]13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers.)

[_]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion is reported by other reporting managers.)

List of Other Managers Reporting for this Manager:

None

================================================================================

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   52

Form 13F Information Table Value Total:   156175
                                       ---------------
                                         (thousands)

List of Other Included Managers:

No.  Form 13F File Number  Name
---  --------------------  ----------------------
1         028-14068        Daniels & Tansey, LLP

                          FORM 13F INFORMATION TABLE
                         DT INVESTEMENT PARTNERS, LLC
                           AS OF SEPTEMBER 30, 2012

COLUMN 1                  COLUMN 2      COLUMN 3  COLUMN 4 COLUMN 5           COLUMN 6  COLUMN 7      COLUMN 8
                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS    CUSIP    (x$1000) PRN AMT  PRN CALL DISCRETION   MGRS   SOLE SHARED  NONE
A T & T INC NEW      COM                00206R102    313      8302  SH        Defined      1                   8302
ANALOG DEVICES
  INC                COM                032654105    250      6389  SH        Defined      1                   6389
APPLIED
  MATERIALS INC      COM                038222105    141     12668  SH        Defined      1                  12668
BLCKRCK ENHCD
  CAP & INCM         COM                09256A109    460     35243  SH        Defined      1                  35243
BRISTOL-MYERS
  SQUIBB CO          COM                110122108    214      6339  SH        Defined      1                   6339
CAMPBELL SOUP
  COMPANY            COM                134429109    355     10187  SH        Defined      1                  10187
CARNIVAL CORP        PAIRED ETF         143658300    218      5995  SH        Defined      1                   5995
CHEVRON CORP
  NEW                COM                166764100    469      4022  SH        Defined      1                   4022
CONOCOPHILLIPS       COM                20825c104    254      4441  SH        Defined      1                   4441
DU PONT E I DE
  NEMOUR&CO          COM                263534109    206      4091  SH        Defined      1                   4091
EXELON
  CORPORATION        COM                30161N101    208      5851  SH        Defined      1                   5851
FIRSTENERGY
  CORP               COM                337932107    227      5146  SH        Defined      1                   5146
GENERAL
  ELECTRIC
  COMPANY            COM                369604103    250     11002  SH        Defined      1                  11002
ILLINOIS TOOL
  WORKS INC          COM                452308109    212      3566  SH        Defined      1                   3566
ISHARES GOLD
  TRUST              ISHARES            464285105   2703    156491  SH        Defined      1                 156491
ISHARES TR           BARCLAYS USAGG B   464287226  16865    149980  SH        Defined      1                 149980
ISHARES TR           MSCI EMERG MKT     464287234    240      5811  SH        Defined      1                   5811
ISHARES TR           S&P MIDCAP 400     464287507  14959    151590  SH        Defined      1                 151590
ISHARES TR           COHEN & ST REALTY  464287564   4200     53944  SH        Defined      1                  53944
ISHARES TR           RUSSELL 1000       464287622  11618    146177  SH        Defined      1                 146177
ISHARES TR           S&P SMLCAP 600     464287804   9173    119017  SH        Defined      1                 119017
ISHARES TR           AGENCY BD FD       464288166   3680     32270  SH        Defined      1                  32270
ISHARES TR           S&P NATL AMTFREE   464288414    395      3525  SH        Defined      1                   3525
ISHARES TR           BARCLAYS MBS BD    464288588  15535    142312  SH        Defined      1                 142312
ISHARES TR           BARCLAYS INTER CR  464288638   6504     58366  SH        Defined      1                  58366
ISHARES TR           BARCLAYS 1-3 YR CR 464288646   1876     17742  SH        Defined      1                  17742
ISHARES TR           US PFD STK IDX     464288687    648     16278  SH        Defined      1                  16278
KIMBERLY-CLARK
  CORP               COM                494368103    400      4666  SH        Defined      1                   4666
KRAFT FOODS INC
  CL A               COM                50075N104    344      8321  SH        Defined      1                   8321
LILLY ELI &
  COMPANY            COM                532457108    265      5598  SH        Defined      1                   5598
MERCK & CO INC
  NEW                COM                58933Y105    223      4945  SH        Defined      1                   4945
MICROSOFT CORP       COM                594918104    260      8723  SH        Defined      1                   8723
NUCOR CORP           COM                670346105    215      5614  SH        Defined      1                   5614
PFIZER
  INCORPORATED       COM                717081103    267     10741  SH        Defined      1                  10741
POWERSHS DB
  COMMDTY INDX
  TR                 UNIT BEN INT       73935S105   2777     96841  SH        Defined      1                  96841
POWERSHARES
  GLOBAL ETF TR      SOVEREIGN DEBT     73936T573   1394     45439  SH        Defined      1                  45439
RAYTHEON
  COMPANY            COM                755111507    255      4471  SH        Defined      1                   4471
S P D R S&P 500 ETF  TR UNIT            78462F103  19523    135605  SH        Defined      1                 135605
SPDR SERIES TR       BARCLAYS YIELD
                     ETF                78464A417  13190    328025  SH        Defined      1                 328025
SPDR SERIES TR       DJ REIT ETF        78464A607   4435     61635  SH        Defined      1                  61635
SELECT SECTOR
  SPDR TR            SBI HEALTHCARE     81369Y209   3021     75298  SH        Defined      1                  75298
SELECT SECTOR
  SPDR TR            SBI CONS STPLS     81369Y308   2767     77236  SH        Defined      1                  77236
SELECT SECTOR
  SPDR TR            SBI INTL ENERGY    81369Y506   3185     43369  SH        Defined      1                  43369
SELECT SECTOR
  SPDR TE            SBI INT UTILS      81369Y886   1546     42489  SH        Defined      1                  42489
SPECTRA ENERGY
  CORP               COM                847560109    256      8732  SH        Defined      1                   8732
SYSCO
  CORPORATION        COM                871829107    336     10737  SH        Defined      1                  10737
TORTOISE EGY
  INFRASTRUCT        COM                89147L100    468     11555  SH        Defined      1                  11555
VANGUARD SPEC
  PORT               DIV APP ETF        921908844   3970     66515  SH        Defined      1                  66515
VANGUARD INTL
  EQUITY INDEX F     MSCI EMR MKT ETF   922042858   4257    102027  SH        Defined      1                 102027
VERIZON
  COMMUNICATIONS     COM                92343V104    332      7296  SH        Defined      1                   7296
WILLIAMS
  COMPANIES          COM                969457100    316      9036  SH        Defined      1                   9036